Schedule of trade and other payables (Details)		Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)		Apr. 30, 2024 SGD ($)		Apr. 30, 2023 SGD ($)
Trade And Other Payables
- third parties		$ 1,889,406	$ 2,466,430		$ 2,614,237
Amount due to a director	[1]	404,483	528,012		55,899		$ 14,308
Other payables					10,002
GST payables, net		62,330	81,365		49,360
Accrued expenses		1,266,714	1,653,569		1,114,498
Dividends payable		459,629	600,000	[1]		[1]		[1]
Trade and other payable gross		2,193,156	2,862,946		1,229,759
Total trade and other payables		$ 4,082,562	$ 5,329,376		$ 3,843,996

[1]	The amount due to a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand.